Land use rights, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Land use rights, net
Land use rights, net		¥ 821,131		$ 187,652	¥ 1,302,869
Land use rights
Land use rights, net
Cost		847,915			1,352,963
Less: Accumulated amortization		(26,784)			(50,094)
Land use rights, net		821,131			1,302,869
Amortization expenses for land use rights	¥ 23,310	12,780	¥ 7,977
Title certificates for land use right with carrying value not obtained		¥ 3,881			¥ 11,239
Land use rights | Maximum
Land use rights, net
Lease term (in years)	50 years